Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Summary of Long-term Debt
Long-term debt consisted of the following:

	December 31,
	2021	2020
Eastward Loan Facility	$—	$15,000
EIB Loan Facility	—	14,734
FP Term Loan	71,512	—
PPP Loan	—	1,699
Other	4,464	10

Total long-term debt	75,976	31,443
Less: Debt issuance costs	(24,852)	(4,798)

Non-current portion of long-term debt	$51,124	$26,645